Related party transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related party transactions
Schedule of components of the distributions and net transfer to shareholders' and other affiliates' net investment

	2022	2021	2020
General corporate allocations	$(6,590,564)	$(2,867,929)	$(1,733,849)
General financing activities	(46,162,495)	(30,655,681)	(20,596,420)
Distributions and net transfer to shareholders and other affiliates(1)	$(52,753,059)	$(33,523,610)	$(22,330,269)
(1)	This amount differs from the amount included in distributions and net transfer to shareholders and other affiliates on the statements of changes in shareholders’ and other affiliates’ net investment. The 1,422,630 difference is related to stock compensation, which is broken out separately on the statements of changes in shareholders’ and other affiliates’ net investment.

Schedule of related party transactions

	Three Months ended March 31, 2023
	Land	Other
	Development	Operating
	Affiliates	Affiliates	Total
Financing cash flows:
Land development expense	$(384,349)	$—	$(384,349)
Other activities	(225,392)	(422,342)	(647,734)
Total financing cash flows	$(609,741)	$(422,342)	$(1,032,083)

Non-cash activities
Settlement of co-obligor debt to other affiliates	$8,340,545	$—	$8,340,545
Release of guarantor from GSH to shareholder	2,841,034	—	2,841,034
Credit for earnest money deposits	2,521,626	—	2,521,626
Total non-cash activity	$13,703,205	$—	$13,703,205

	Three Months ended March 31, 2022
	Land	Other
	Development	Operating
	Affiliates	Affiliates	Total
Financing cash flows:
Land development expense	$(7,642,371)	$(360,831)	$(8,003,202)
Other activities	(407,782)	(70,476)	(478,258)
Cash transfer	—	(10,000,000)	(10,000,000)
Total financing cash flows	$(8,050,153)	$(10,431,307)	$(18,481,460)

Non-cash activities
Acquisition of developed lots	4,624,810	—	4,624,810
Total non-cash activity	$4,624,810	$—	$4,624,810

	Year ended December 31, 2022
	Land	Other
	Development	Operating
	Affiliates	Affiliates	Total
Financing cash flows:
Land development expense	$(43,447,726)	$(665,777)	$(44,113,503)
Other activities	8,799,598	197,818	8,997,416
Cash transfer, net of repayment of $7,300,000	—	(2,700,000)	(2,700,000)
Total financing cash flows	$(34,648,128)	$(3,167,959)	$(37,816,087)

Non-cash activities
Acquisition of developed lots from related parties in settlement of due from Other Affiliates	$13,504,316	$—	$13,504,316
Total non-cash activity	$13,504,316	$—	$13,504,316

	Year ended December 31, 2021
	Land	Other
	Development	Operating
	Affiliates	Affiliates	Total
Financing cash flows:
Land development expense	$(30,231,766)	$(76,762)	$(30,308,528)
Model home sales	—	6,039,243	6,039,243
Other activities	(691,040)	(3,537,447)	(4,228,487)
Total financing cash flows	$(30,922,806)	$2,425,034	$(28,497,772)

Non-cash activities
Acquisition of developed lots from related parties in settlement of due from Other Affiliates’ amounts	$33,390,760	$(219,999)	$33,170,761
Transfer of constructed model homes to related parties	—	(1,517,030)	(1,517,030)
Contribution of fixed assets	—	344,511	344,511
Total non-cash activity	$33,390,760	$(1,392,518)	$31,998,242

	Year ended December 31, 2020
	Land	Other
	Development	Operating
	Affiliates	Affiliates	Total
Financing cash flows:
Land development expense	$(22,990,840)	$(96,903)	$(23,087,743)
Model home sales	—	3,266,711	3,266,711
Other activities	450,282	791,117	1,241,399
Total financing cash flows	$(22,540,558)	$3,960,925	$(18,579,633)

Non-cash activities
Acquisition of developed lots from related parties in settlement of due from Other Affiliates’ amounts	$18,884,590	$656,500	$19,541,090
Transfer of constructed model homes to related parties	—	(3,690,084)	(3,690,084)
Total non-cash activity	$18,884,590	$(3,033,584)	$15,851,006